Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

33 Related parties

A related party is a person or entity that is related to the entity that is preparing its financial statements. Transactions between an entity and any related party are disclosed in the financial statements to ensure readers are aware of how financial statements may be affected by these transactions.

UK Government

The UK Government through HM Treasury is the ultimate controlling party of The NatWest Group plc. The UK Government's shareholding is managed by UK Government Investments Limited, a company wholly owned by the UK Government. As a result the UK Government and UK Government controlled bodies are related parties of the Group.

At 31 December 2021, HM Treasury’s holding in the company’s ordinary shares was 52.96%.

NatWest Group enters into transactions with many of these bodies. Transactions include the payment of: taxes – principally UK corporation tax (Note 7) and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the bank levy (Note 3) and FSCS levy (Note 27) - together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

NatWest Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

Members of NatWest Group that are UK authorised institutions are required to maintain non-interest bearing (cash ratio) deposits with the Bank of England amounting to 0.406% of their average eligible liabilities in excess of £600 million. They also have access to Bank of England reserve accounts: sterling current accounts that earn interest at the Bank of England Base rate.

NatWest Group provides guarantees for certain subsidiaries liabilities to the Bank of England.

Other related parties

-	In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business. In some instances, the investment may extend to ownership or control over 20% or more of the voting rights of the investee company.
-	NatWest Group recharges NatWest Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to NatWest Group.
-	In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.
-	The captions in the primary financial statements of the parent company include amounts attributable to subsidiaries. These amounts have been disclosed in aggregate in the relevant notes to the financial statements. Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.